Loss per share (Details Narrative)	12 Months Ended
Dec. 31, 2024
Loss Per Share
Description of stock split	Company’s Issued Ordinary Shares of £0.001 each into to one Ordinary Share of £0.00005 each and 19 ‘C’ Deferred Shares of £0.00005 each. The ‘B’ Deferred Shares have limited rights and are effectively valueless.